RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Jointly controlled companies
ASSETS
Clients	R$ 106,159	R$ 154,736
Accounts receivable	0	0
Dividends / Interest on own capital receivable	215,295	242,835
Loans and financing receivable	1,038	0
Other assets	0	1,286
Total assets	322,493	398,857
Passive items
Suppliers	46,223	6,255
Provisions	0	0
Social security contribution	0	0
Actuarial debt agreements	0	0
Sundry obligations	0	38,940
Energy purchased for resale	0	23,646
Obligations with subsidiaries	4,839	0
Other liabilities	0	0
Total liabilities	51,062	68,841
Result
Revenue from the use of electricity	47,026	401,993
Income from services rendered	585,148	7,324
Network use charges	(112,959)	(57,723)
Purchase/sale of electricity	(604,107)	(543,908)
Interest income, commissions, exchange rates and variations and financial expenses	0	25,101
Other revenues (expenses)	10,702	377,767
Total	(74,189)	210,554
Associates
ASSETS
Clients	6,383	3,788
Accounts receivable	0	0
Dividends / Interest on own capital receivable	212,916	465,159
Loans and financing receivable	42,193	0
Other assets	0	41,056
Total assets	261,492	510,003
Passive items
Suppliers	127	0
Provisions	0	0
Social security contribution	0	0
Actuarial debt agreements	0	0
Sundry obligations	0	0
Energy purchased for resale	0	0
Obligations with subsidiaries	0	0
Other liabilities	0	0
Total liabilities	127	0
Result
Revenue from the use of electricity	48,527	0
Income from services rendered	47,891	0
Network use charges	(55,314)	0
Purchase/sale of electricity	0	0
Interest income, commissions, exchange rates and variations and financial expenses	50,343	0
Other revenues (expenses)	695	0
Total	92,142	0
Post-employment benefit entities
ASSETS
Clients	0	0
Accounts receivable	0	0
Dividends / Interest on own capital receivable	0	0
Loans and financing receivable	68,968	0
Other assets	0	59,712
Total assets	68,968	59,712
Passive items
Suppliers	694	0
Provisions	0	177,503
Social security contribution	0	12,907
Actuarial debt agreements	0	2,907,762
Sundry obligations	0	0
Energy purchased for resale	0	0
Obligations with subsidiaries	189,236	0
Other liabilities	9,258	63,648
Total liabilities	199,188	3,161,820
Result
Revenue from the use of electricity	0	0
Income from services rendered	0	0
Network use charges	0	0
Purchase/sale of electricity	0	0
Interest income, commissions, exchange rates and variations and financial expenses	(16,444)	(42,975)
Other revenues (expenses)	(75,243)	(244,759)
Total	R$ (91,687)	R$ (287,734)